Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2011
Transactions with Related Parties
Transactions with Related Parties

	December 31,	June 30,
	2010	2011

Balance Sheet
Due to related party – Cardiff	$0	$(903)
Due from related party – TMS Bulkers	0	24,267
Due from related party – TMS Tankers	0	4,483
Due from related party – Cardiff Marine	20,939	0
Due from related party – Sigma and Blue Fin pool	0	220
Vessels and rigs, net – Cardiff /TMS Tankers, for the year/period	430	8,138
Advances for vessels/rigs under construction - Cardiff/TMS Bulkers/TMS Tankers, for the year/period	5,321	6,929
Additional paid in capital - Vivid	(1,700)	(4,240)
Additional paid in capital – Cardiff	0	(5,694)
Current Assets- Sigma and Blue Fin pool	0	2,634
Non-current assets- Sigma and Blue Fin pool	$0	$400

	Six-month period ended June 30,
	2010	2011
Statement of Operations
Voyage Revenues – Sigma and Blue Fin pool	$0	$5,348
Voyage expenses - Cardiff.	(2,811)	0
Voyage expenses - TMS Tankers	0	(67)
Voyage expenses - TMS Bulkers	0	(2,359)
Gain on sale of assets - commisions - Cardiff	435	0
- Management fees - Cardiff	(8,492)	0
- Management fees - TMS Tankers	0	(787)
- Management fees - TMS Bulkers	0	(13,672)
- Consultancy fees – Fabiana	(1,797)	(1,919)
- Consultancy fees – Vivid	0	(205)
- SOX fees – Cardiff	(1,490)	0
- Rent	(6)	(10)
- Amortization of CEO stock based compensation	$(17,597)	$(15,635)